Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

Note 10: Subsequent Events

In June 2012, the Company started leasing properties to tenants. In their typical lease transaction, the Company received a negotiated amount of rent each month for a specified period of time. Some of the Company’s lease contracts contain an option for the tenant to purchase the property for a fixed price. When an option to purchase is granted, the Company will receive a down payment upfront and apply a portion of the monthly lease payment towards the purchase price. Lease contracts without an option to purchase require the tenant to pay the first and last month of rent upfront and a security deposit equal to half the monthly lease amounts.

On August 1, 2012, Mr. Kazee resigned as a Director and as Co-Chief Executive Officer. The resignation was not a result of any disagreements relating to the Company’s operations, policies or practices.

Note 9: Subsequent Events

In August 2011, final installment payments were received in relation to the sale of land contract interests.  The Company recognized $412,600 as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale (see Note 4: Investment in Real Estate Assets).